Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets [Line Items]
2024	$ 88,821
2025	78,094
2026	76,316
2027	30,840
2028	11,241
Thereafter	3,124
Total	$ 288,436	$ 378,338